Cover Page Cover Page	Feb. 05, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 05, 2024
Entity Registrant Name	KILROY REALTY CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	001-12675
Entity Tax Identification Number	95-4598246
Entity Central Index Key	0001025996
Amendment Flag	false
Entity Address, Address Line One	12200 W. Olympic Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	310
Local Phone Number	481-8400
Title of 12(b) Security	Common Stock, $.01 par value
Security Exchange Name	NYSE
Trading Symbol	KRC
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false